Statement of Convertible Preferred Stock and Stockholders' Deficit (USD $)	Series A-1 preferred stock	Series A-2 preferred stock	Series B preferred stock	Series C preferred stock	Series D preferred stock	Common stock	Additional Paid in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2011						$ 54	$ 3,474,561	$ (17,917)	$ (2,886)	$ (112,200,070)	$ (108,746,258)
Balance at Dec. 31, 2011	675,000	16,379,250	63,964,023	14,936,553	29,915,093
Balance (in shares) at Dec. 31, 2011						536,882
Balance (in shares) at Dec. 31, 2011	29,346	717,379	6,564,736	724,632	1,086,956
Increase (Decrease) in Convertible Preferred Stock
Cashless exercise of preferred stock warrants			12
Cashless exercise of preferred stock warrants (in shares)			5,370
Increase (Decrease) in Stockholders' Equity
Cashless exercise of preferred stock warrants							(12)				(12)
Issuance of common stock						2	52,960				52,962
Stock issued in an initial public offering (in shares)						22,959
Repurchase of common stock								(39,605)			(39,605)
Retirement of common stock						(1)	(11)	38,605		(38,593)
Retirement of common stock (shares)						(5,086)					(5,086)
Unrealized gains on marketable securities									5,859		5,859
Stock-based compensation expense							280,210				280,210
Net (loss) income										223,086	223,086
Balance at Dec. 31, 2012						55	3,807,708	(18,917)	2,973	(112,015,577)	(108,223,758)
Balance at Dec. 31, 2012	675,000	16,379,250	63,964,035	14,936,553	29,915,093
Balance (in shares) at Dec. 31, 2012						554,755
Balance (in shares) at Dec. 31, 2012	29,346	717,379	6,570,106	724,632	1,086,956
Increase (Decrease) in Stockholders' Equity
Issuance of common stock						5	75,680				75,685
Stock issued in an initial public offering (in shares)						42,823
Repurchase of common stock								(4,923)			(4,923)
Retirement of common stock						(1)	(19)	22,902		(22,882)
Retirement of common stock (shares)						(8,590)					(8,950)
Unrealized gains on marketable securities									(2,906)		(2,906)
Stock-based compensation expense							99,853				99,853
Net (loss) income										1,161,898	1,161,898
Balance at Dec. 31, 2013						59	3,983,222	(938)	67	(110,876,561)	(106,894,151)
Balance at Dec. 31, 2013	$ 675,000	$ 16,379,250	$ 63,964,035	$ 14,936,553	$ 29,915,093
Balance (in shares) at Dec. 31, 2013						588,988
Balance (in shares) at Dec. 31, 2013	29,346	717,379	6,570,106	724,632	1,086,956